Derivative Liability - Non-Controlling Redeemable Preferred Stock (Details) - Schedule of Derivative Liabilities at Fair Value - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Long-term Liabilities [Member]
Derivative Liability - Non-Controlling Redeemable Preferred Stock (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liability - non-controlling redeemable preferred shares	$ 285,640	$ 359,225	$ 511,948